GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS - Gain on Sale of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Component of Operating Income [Abstract]
Gain on sale of vessels and rig	$ 5,374	$ 18,670	$ 13,228